                          PFL ENDEAVOR VARIABLE LIFE

                                   Issued by

                          PFL Life Insurance Company

                       Supplement Dated October 9, 2000
                                    to the
                         Prospectus dated May 1, 2000


Effective October 9, 2000, the following changes were made:

     . Endeavor Opportunity Value Portfolio's advisor and investment policy were changed and the portfolio and was renamed Jennison Growth Portfolio (Endeavor Series Trust, subadvised by Jennison Associates
        LLC); and

     . Endeavor Value Equity Portfolio's advisor and investment policy were changed and the portfolio and was renamed Capital Guardian Value Portfolio (Endeavor Series Trust, subadvised by Capital Guardian Trust Company); and

     . Endeavor Select Portfolio's advisor and investment policy were changed and the portfolio and was renamed Capital Guardian Global Portfolio (Endeavor Series Trust, subadvised by Capital Guardian Trust Company); and

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

                                _______________

                        PORTFOLIO ANNUAL EXPENSE TABLE

The following information hereby supplements the Portfolio Annual Expense Table contained in the prospectus.

                   Annual Portfolio Operating Expenses/(1)/
   (as a percentage of average net assets and after expense reimbursements)

                                                                                                    Total
                                                              Management     Other    Rule 12b-1    Annual
                                                                 Fees      Expenses     Fees/(2)/  Expenses
-----------------------------------------------------------------------------------------------------------
Capital Guardian Global/(3)/                                    1.05%        0.39%          -       1.44%
-----------------------------------------------------------------------------------------------------------
Capital Guardian Value/(3)/                                     0.85%        0.07%       0.08%      1.00%
-----------------------------------------------------------------------------------------------------------
Jennison Growth/(3)/                                            0.85%        0.05%       0.06%      0.96%
-----------------------------------------------------------------------------------------------------------

/(1)/ The expense table information relating to the underlying funds was provided to PFL by the underlying funds, their investment advisers or managers, and PFL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. Therefore, PFL disclaims any and all liability for such information.
/(2)/ The Board of Trustees of Endeavor Series Trust (the "Trust") have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts are shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.
/(3)/ Capital Guardian Global Portfolio was formerly Endeavor Select Portfolio,
      Capital Guardian Value Portfolio was formerly Endeavor Value Equity Portfolio and Jennison Growth Portfolio was formerly Endeavor Opportunity Value Portfolio. On October 9, 2000, each Portfolio's advisor and investment policy were changed. The "Other Expenses" shown for 1999 were before these changes occurred. The "Management Fees" shown are the current fees.

                                  APPENDIX A

                          PAST INVESTMENT EXPERIENCE

The following information hereby supplements the Past Investment Experience contained in the prospectus.

                 Average Annual Total Return of the Portfolios
                              (through 12/31/99)

                                                                                            10 Years+
                                                                                             or Life            Inception
Portfolio                                                   1 Year           5 Years       of Portfolio            Date
--------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                                    47.84%             N/A             26.90%          February 3, 1998
--------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                                     (3.06%)           16.74%           13.61%            May 27, 1993
--------------------------------------------------------------------------------------------------------------------------------
Jennison Growth                                            18.16%             N/A             27.39%          November 18, 1996
--------------------------------------------------------------------------------------------------------------------------------


      Adjusted Historical Average Annual Total Return of the Subaccounts
                              (through 12/31/99)

                                                                                            10 Years+ or
                                                                                               Since             Inception
Portfolio                                                   1 Year           5 Years       Inception Date           Date
--------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global/(1)/                               38.19%             N/A             22.83%          February 3, 1998
--------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value/(1)/                                (9.70%)           13.50%           10.69%            May 27, 1993
--------------------------------------------------------------------------------------------------------------------------------
Jennison Growth/(1)/                                       10.26%             N/A             23.16%          November 18, 1996
--------------------------------------------------------------------------------------------------------------------------------

/(1)/ Prior to October 9, 2000, Capital Guardian Global Subaccount was called
      Endeavor Select Subaccount; Capital Guardian Value Subaccount was called Endeavor Value Equity Subaccount; and Jennison Growth Subaccount was called Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

The above subaccount performance figures do not reflect the surrender charge or the cost of insurance charge, or rating or rider charges.

Performance information for any subaccount reflects only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and the different investment rates of return for the portfolios.

                                       2